Summary of Significant Accounting Policies Research and development (Policies)	12 Months Ended
Dec. 28, 2013
Research and Development [Abstract]
Research and Development Expense, Policy [Policy Text Block]
Research and Development: Research and development costs are expensed as incurred. Research and development costs include costs of all basic research activities, including engineering and technical effort required to develop a new product or make significant improvements to an existing product or manufacturing process. Research and development costs also include pre-approval regulatory costs and clinical research expenses.